Losses per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings per Share Reconciliation [Abstract]
Net loss attributable to DryShips Inc	$ (26,351)	$ (115,923)
Less: Series C Convertible Preferred Stock dividends	0	(56)
Basic and diluted LPS
Loss attributable to common stockholders	$ (26,351)	$ (115,979)
Weighted-average number of outstanding shares (denominator)	243,433	57
Amount per share	$ (108.25)	$ (2,038,822.14)